TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-  TAXES ON INCOME

a.
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "TCJA"). The TCJA makes broad and complex changes to the Code. The changes include, but are not limited to:

1.	A corporate income federal tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017 ("Rate Reduction");

2.
The transition of U.S. international taxation from a worldwide tax system to a territorial system by providing a 100 percent deduction to an eligible U.S. shareholder on foreign sourced dividends received from a foreign subsidiary;

3.	A one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of December 31, 2017; and

4.
Taxation of GILTI earned by foreign subsidiaries beginning after December 31, 2017. The Global Intangible Low-Taxed Income GILTI tax imposes a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations.

b.	Corporate tax rates:

Israeli companies are generally subject to corporate tax on their taxable income. In 2021, 2020 and 2019 the corporate tax rate in Israel is 23%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018. Capital gains derived by an Israeli company are subject to the prevailing corporate tax rate.

Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States may be subject to the following statutory federal (approximate) tax rates:

	Year ended December 31,
	2021	2020	2019

Luxemburg	29%	29%	29%
Zurich, Switzerland	21%	21%	21%
Geneva, Switzerland	14%	14%	24%
United States	21%	21%	21%
Germany	16%	16%	16%

c.	Tax assessments:

The Company has final tax assessmentsin Israel through the tax year 2015.

The Company is currently subject to a tax audit for the years 2016 through 2019 by the Israeli Tax Authority ("ITA"). The Company received tax assessment for the years 2016 to 2019. The Company's management, based on a legal opinion received from its legal counsels, believes that it has adequately provided for any reasonably foreseeable outcome related to the ITA tax audit. The Company filed an appeal and requested a second review by the ITA for the years 2016 to 2019. Nevertheless, the ITA may disagree with the Company's position taken in the tax return, and the Company may be subject to additional tax liabilities.

d.	Deferred tax assets and liabilities:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax assets and liabilities mainly derive from the acquisitions of commercial buildings in Switzerland. The deferred taxes are computed at the average tax rate of 23%, which is the tax rate that will be in effect when the differences are expected to reverse.

Significant components of the Company and its subsidiary deferred tax assets are as follows:

	December 31,
	2021	2020

Deferred tax assets:

Net operating losses and other temporary differences	$34,146	$31,271
Lease provision	1,560	1,622
Other	186	199

Deferred tax assets	35,892	33,092

Deferred tax liabilities:

Land	(5,543)	(5,734)
Building	(9,837)	(10,373)
Other	(3,877)	(3,553)
Distributable proceeds	(583)	(809)

Deferred tax liabilities	(19,840)	(20,469)

Valuation allowance	(30,269)	(27,718)

Deferred tax liabilities, net	$(14,217)	$(15,095)

e.	Net operating losses carry-forward:

Through December 31, 2021, Optibase Ltd. had net operating losses carry-forward for tax purposes in Israel of approximately $ 78,000 which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2021, Optibase Inc. had U.S. federal net operating loss carry-forward of approximately $ 59,000 that can be carried forward and offset against taxable income. Approximately $ 12,000 of these carry-forward tax losses have no expiration date and Approximately $ 47,000 can be carried forward and offset against taxable income for 20 years, no later than 2038. Utilization of U.S. net operating losses may be subject to the substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986, and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. Based upon the weight of available evidence, which includes the Company's historical operating performance and the recorded cumulative net losses in all prior fiscal periods, the Company has provided a full valuation allowance against it Israeli and U.S. deferred tax assets.

f.	Reconciliation of the theoretical tax expenses to the actual tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2021	2020	2019

Income before taxes as reported	$3,679	$13,657	$3,920

Theoretical tax benefit computed at the statutory rate 23%	846	3,141	902
Foreign tax rates differences	(576)	(1,150)	101
Tax adjustments in respect of currency translation	-	-	7
Adjustment of deferred tax balances following a decrease in statutory tax rates	-	(572)	-
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	280	842	465
Taxes for previous years	-	(23)	(40)
Other non-deductible expenses	181	(76)	37

Taxes on income	$731	$2,162	$1,472

g.	Income before taxes on income consists of the following:

Domestic	$(2,296)	$594	$(179)
Foreign	5,975	13,063	4,099

	$3,679	$13,657	$3,920

h.	Income tax expenses (benefit) are comprised as follows:

	Year ended December 31,
	2021	2020	2019

Current	$1,133	$2,184	$1,612
Deferred	(402)	(22)	(140)

	$731	$2,162	$1,472

Domestic	$(226)	$809	$-
Foreign	957	1,353	1,472

	$731	$2,162	$1,472

i.
As of December 31, 2021 the Company has an unrecognized tax benefit liability with respect to uncertain tax provision in the amount of $ 711, which was fully offset against tax advances. The Company did not accrue penalties during the years ended December 31, 2021 and 2020.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals.